UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $146,475 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100      202     4140 SH       SOLE                     4140
ADOBE SYSTEMS                  COM              00724F101      638    15515 SH       SOLE                    15515
AMERICAN EXPRESS               COM              025816109     9439   155575 SH       SOLE                   155575
AMGEN                          COM              031162100     7366   107832 SH       SOLE                   107832
ANHEUSER-BUSCH                 COM              035229103     5249   106695 SH       SOLE                   106695
AUTODESK INC                   COM              052769106      311     7695 SH       SOLE                     7695
BECTON DICKINSON               COM              075887109     4360    62155 SH       SOLE                    62155
BERKSHIRE HATHAWAY 'B'         COM              084670702     9909     2703 SH       SOLE                     2703
CISCO SYSTEMS                  COM              17275R102     1140    41715 SH       SOLE                    41715
COCA-COLA                      COM              191216100      796    16490 SH       SOLE                    16490
COLGATE-PALMOLIVE              COM              194162103     6570   100700 SH       SOLE                   100700
DELL INC.                      COM              24702R101      276    11005 SH       SOLE                    11005
EBAY INC COM                   COM              278642103      490    16290 SH       SOLE                    16290
GENERAL ELECTRIC               COM              369604103     6961   187080 SH       SOLE                   187080
GRAINGER WW                    COM              384802104     6769    96780 SH       SOLE                    96780
HARLEY-DAVIDSON                COM              412822108     7706   109349 SH       SOLE                   109349
ILL TOOL WORKS                 COM              452308109     6681   144640 SH       SOLE                   144640
JOHNSON&JOHNSON                COM              478160104      723    10956 SH       SOLE                    10956
LAB. CORP. AMER.               COM              50540r409     7609   103560 SH       SOLE                   103560
MEDTRONIC, INC.                COM              585055106     8025   149973 SH       SOLE                   149973
MFS Muni Income TR SBI         COM              552738106      155    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     7450   249503 SH       SOLE                   249503
MINNESOTA MNG.                 COM              88579Y101     6857    87985 SH       SOLE                    87985
McGRAW HILL CO.                COM              580645109     4222    62074 SH       SOLE                    62074
NIKE INC CLASS B               COM              654106103     8466    85490 SH       SOLE                    85490
ORACLE CORP COM                COM              68389X105      968    56505 SH       SOLE                    56505
PATTERSON INC.                 COM              703395103     5751   161960 SH       SOLE                   161960
PEPSICO INC.                   COM              713448108     9053   144727 SH       SOLE                   144727
PFIZER INC COM                 COM              717081103      227     8751 SH       SOLE                     8751
PROCTER & GAMBLE               COM              742718109     4651    72370 SH       SOLE                    72370
STRYKER CORP.                  COM              863667101      327     5925 SH       SOLE                     5925
UNITED PARCEL SERVICE          COM              911312106     4072    54305 SH       SOLE                    54305
WAL-MART STORES                COM              931142103     3057    66190 SH       SOLE                    66190